11. SECURED CONVERTIBLE DEBENTURE, NET OF DEBT DISCOUNT (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Secured Convertible Debenture Net Of Debt Discount Details
Convertible Debentures	$ 9,854	$ 7,500
Debt discount	(3,926)	(4,896)
Net	$ 5,928	$ 2,604